CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 199,826	$ 513,980
Short-term investments	513,772	159,495
Accounts receivable, net of allowances for doubtful accounts of $11,054 and $11,492, respectively (include due from related parties of $7,684 and $5,959 as of December 31, 2012 and 2011, respectively)	135,251	112,469
Prepaid expenses and other current assets	36,498	41,966
Total current assets	885,347	827,910
Property and equipment, net	76,640	74,511
Equity investments, net	466,875	463,939
Intangible assets, net	681	815
Goodwill	15,159	15,159
Other assets	38,204	9,113
Total assets	1,482,906	1,391,447
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of $96,327 and $67,056 as of December 31, 2012 and 2011, respectively. Note 2):
Accounts payable	7,994	8,854
Accrued liabilities	168,677	140,476
Income taxes payable	13,466	14,717
Deferred revenues	36,892	34,496
Convertible debt		2,200
Total current liabilities	227,029	200,743
Long-term liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of $2,184 and $1,826 as of December 31, 2012 and 2011, respectively. Note 2):
Deferred revenues	107,784	126,529
Other liabilities	2,220	1,826
Total long-term liabilities	110,004	128,355
Total liabilities	337,033	329,098
Commitments and contingencies (Note 16)
SINA shareholders' equity:
Ordinary shares: $0.133 par value; 150,000 shares authorized; 66,639 and 66,143 shares issued and outstanding as of December 31, 2012 and 2011, respectively	8,863	8,797
Additional paid-in capital	736,249	715,098
Accumulated other comprehensive income	90,542	62,497
Retained earnings	301,016	269,278
Total SINA shareholders' equity	1,136,670	1,055,670
Non-controlling interests	9,203	6,679
Total shareholders' equity	1,145,873	1,062,349
Total liabilities and shareholders' equity	$ 1,482,906	$ 1,391,447